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Stradley Ronon Stevens & Young, LLP
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May 10, 2019

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Delaware REIT Fund (the “Fund”)
File No. 811-06322
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of the special meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with the special meeting of shareholders scheduled to be held on July 15, 2019.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Taylor Brody
Taylor Brody